Income taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income taxes
12.	Income taxes
Income taxes recognized in the income statement can be detailed
a
s follows:

Million US dollar	2019	2018 restated	2017 restated
Current year	(2 863)	(2 704)	(3 698)
(Underprovided)/overprovided in prior years	58	101	1
Current tax expense	(2 805)	(2 603)	(3 697)
Origination and reversal of temporary differences	(21)	(148)	2 000
(Utilization)/recognition of deferred tax assets on tax losses	13	120	23
Recognition of previously unrecognized tax losses	27	46	16
Deferred tax (expense)/income	19	18	2 039
Total income tax expense	(2 786)	(2 585)	(1 658)

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows
:

Million US dollar	2019	2018 restated	2017 restated
Profit before tax	12 776	7 741	10 264
Deduct share of result of associates and joint ventures	152	153	430
Profit before tax and before share of result of associates and joint ventures	12 624	7 588	9 834
Adjustments on taxable basis
Government incentives	(709)	(742)	(982)
Non-deductible/(non-taxable) marked to market on derivatives	(1 776)	3 496	579
Other expenses not deductible for tax purposes	1 223	1 796	1 795
Other non-taxable income	(282)	(158)	(178)
	11 080	11 980	11 048
Aggregated weighted nominal tax rate	26.2%	26.5%	28.2%
Tax at aggregated weighted nominal tax rate	(2 901)	(3 172)	(3 116)
Adjustments on tax expense
Utilization of tax losses not previously recognized	13	120	23
Recognition of deferred taxes assets on previous years’ tax losses	27	46	16
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(137)	(125)	(143)
(Underprovided)/overprovided in prior years	58	101	1
Deductions from interest on equity	666	471	553
Deductions from goodwill	20	17	57
Other tax deductions	259	400	723
US Tax reform (change in tax rate and other)	—	116	1 760
Change in tax rate	(95)	144	(59)
Withholding taxes	(505)	(403)	(386)
Brazilian Federal Tax Amnesty Program	—	—	(870)
Other tax adjustments	(191)	(300)	(217)
	(2 786)	(2 585)	(1 658)
Effective tax rate	22.1%	34.1%	16.9%
The total income tax expense for 2019 amounts to 2 786m US dollar compared to 2 585m US dollar for 2018. The effective tax rate decreased from 34.1% for 2018 to 22.1% for 2019
.
The 2019 effective tax rate was positively impacted by
non-taxable
gains from derivatives related to the hedging of share-based
p
ayment programs and the hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB. The 2018 effective tax rate was negatively impacted by non-deductible
losses from these derivatives.
During 2018, the company finalized the
re-measurement
of current and deferred taxes resulting from the US Tax reform enacted on 22 December 2017, based on published regulation and guidance. Such remeasurement resulted in an adjustment of 116m US dollar in 2018 to the reported current and deferred taxes.
The 2017 effective tax rate was positively impacted by a 1.8 billion US dollar adjustment following the US tax reform enacted on 22 December 2017. This 1.8 billion US dollar adjustment resulted mainly from the re-measurement
of the deferred tax liabilities set up in 2008 in line with IFRS as part of the purchase price accounting of the combination with Anheuser Busch and certain deferred tax assets following the change in federal tax rate from 35% to 21%. The adjustment represented the company’s best estimate of the deferred tax liability re-measurement
resulting from the US Tax reform at the time, and was recognized as an exceptional gain per 31 December 2017. This impact was partially offset by Ambev and certain of its subsidiaries joining the Brazilian Federal Tax Regularization Program – PERT in September 2017 whereby Ambev committed to pay some tax contingencies that were under dispute, totaling 3.5 billion Brazilian real (1.1 billion US dollar), with 1.0 billion Brazilian real (0.3 billion US dollar) paid in 2017 and the remaining amount payable in 145 monthly installments starting January 2018, plus interest. Within these contingencies, a dispute related to presumed taxation at Ambev’s subsidiary CRBs was not provided for until September 2017 as the loss was previously assessed as possible. The total amount recognized in 2017 as exceptional amounted to 2.9 billion Brazilian real (0.9 billion US dollar) of which 2.8 billion Brazilian real (0.9 billion US dollar) were reported in the income tax line and 141 million Brazilian real (44m US dollar) in the finance line.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2019	2018	2017
Re-measurements of post-employment benefits	19	22	(39)
Cash flow and net investment hedges	88	108	(95)
Income tax (losses)/gains	107	130	(134)